ALLOWANCE FOR DOUBTFUL ACCOUNTS (Tables)	12 Months Ended
Dec. 31, 2014
Allowances for accounts receivable
ALLOWANCE
Schedule of allowances

	Years Ended December 31,
	2012	2013	2014
	$	$	$
Beginning of the year	9,505,481	47,582,217	38,482,827
Allowances made (reversed) during the year, net	43,240,595	(1,897,423)	(5,843,084)
Accounts written-off against allowances	(5,325,908)	(7,877,676)	(8,677)
Foreign exchange effect	162,049	675,709	(814,166)

Closing balance	47,582,217	38,482,827	31,816,900

Allowances for advances to suppliers
ALLOWANCE
Schedule of allowances

	Years Ended December 31,
	2012	2013	2014
	$	$	$
Beginning of the year	38,123,721	38,545,487	40,046,830
Allowances made (reversed) during the year, net	370,622	855,066	4,349
Foreign exchange effect	51,144	646,277	(2,315,751)

Closing balance	38,545,487	40,046,830	37,735,428

Allowances for other receivables
ALLOWANCE
Schedule of allowances

	Years Ended December 31,
	2012	2013	2014
	$	$	$
Beginning of the year	—	756,062	887,024
Allowances made (reversed) during the year, net	752,928	107,533	(52,671)
Foreign exchange effect	3,134	23,429	(4,751)

Closing balance	756,062	887,024	829,602